OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Rental and other deposits	$ 6,249	$ 2,261
Unamortized issuance cost	$ 4,027	6,434
Interest receivable		7,861
Other non-current assets	$ 10,276	$ 16,556